Fair value of assets and liabilities	6 Months Ended
Jun. 30, 2026
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities	18 Fair value of assets and liabilities
Valuation methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
Valuation control framework
The valuation control framework covers the product approval process (PARP), pricing, market data assessment and independent price verification (IPV), valuation adjustments, model use, fair value hierarchy and day one profit or loss. Valuation processes are governed by the Global Valuation and Impairment Committee (GV&IC) and its
delegate, based on the valuation and valuation adjustment models approved by Trading and Counterparty Risk
Committee (TCRC), with outcomes monitored under the valuation Risk Appetite Statement established by Group
Financial Risk Committee (GFRC) and TCRC.
The Global Valuation and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and coherence of valuation methodologies and performance. The Group Financial Risk Committee (GFRC) is the highest committee next to Management Board Banking (MBB) to discuss and approve global policies, methodologies and risk appetite related to Financial Risk. The Trading and Counterparty Risk Committee (TCRC) is responsible for the governance of valuation models, market data used in valuation, and valuation risk within its delegated mandate. The Local
Parameter Committee discusses the valuation results and monitors the performance of the valuation activities carried out on local or regional level. The Global Financial Markets Parameter Committee reviews the consolidated valuation outcome and resulting P&L for Financial Market products, targeting a globally consistent treatment across Financial Markets. The Banking Book Parameter Committee (BBPC) discusses the valuation topics for non-
Financial Market and non-Group Treasury Wholesale Banking portfolios.
Valuation adjustments
Valuation adjustments are an integral part of the fair value. They are the adjustments to the output from a valuation technique in order to appropriately determine a fair value in accordance with IFRS13. ING considers various fair value adjustments including Bid-Offer adjustments, Model Risk adjustments, Bilateral Valuation
Adjustments (BVA, consisting of Credit Valuation Adjustments or CVA, and Debit valuation Adjustments or DVA),
Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA).
For financial instruments where the fair value at initial recognition is based on one or more significant unobservable inputs, a difference between the transaction price and the fair value resulting from the internal valuation process can occur. Such difference is referred to as Day One Profit or Day One Loss (hereafter: DOP). ING defers material DOP arising from financial instruments for which the fair value at initial recognition is determined using significant unobservable valuation inputs. The DOP is amortised over the life of the instrument, or until the significant unobservable inputs become observable, or until the significant unobservable inputs become non-
significant.
The following table presents the adjustments in fair value for financial assets and liabilities.

Adjustments in fair value on financial assets and liabilities
in EUR million	30 June 2026	31 December 2025
Deferred Day One Profit or Loss	-85	-91
Own credit adjustments	-85	-57
Bid/Offer	-137	-130
Model Risk	-43	-48
CVA	-75	-88
DVA	39	43
CollVA	-11	-11
FVA	-85	-82
Other valuation adjustments	5	3
Total Valuation Adjustments	-477	-462
Financial instruments at fair value
Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period. The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	27,423	21,392	4	4	155	187	27,582	21,583
- Debt securities	7,562	6,492	4,040	2,793	1,883	1,934	13,484	11,219
- Derivatives	11	52	27,258	25,178	694	773	27,963	26,003
- Loans and receivables	0	0	83,257	65,811	7,772	8,542	91,029	74,352
	34,995	27,937	114,559	93,785	10,503	11,435	160,057	133,157
Financial assets at fair value through other comprehensive income
- Equity securities	2,322	2,301	0	0	325	307	2,647	2,607
- Debt securities	55,966	49,529	798	1,288	0	0	56,765	50,817
- Loans and receivables	0	0	3,606	3,238	25	0	3,631	3,238
	58,288	51,829	4,404	4,526	350	307	63,043	56,662
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,621	1,540	7,932	7,284	209	15	9,763	8,839
– Deposits	0	0	66,131	47,120	0	0	66,131	47,120
– Trading securities	2,210	2,534	48	11	9	9	2,267	2,554
– Derivatives	80	152	24,214	21,090	857	777	25,152	22,019
	3,911	4,226	98,326	75,505	1,076	802	103,313	80,532
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description: Equity securities include stocks and shares, corporate investments and private equity investments.
Valuation: If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In the absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities, best market practice will be applied using the most relevant valuation method. All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy: The majority of equity securities are publicly traded, and quoted prices are readily and regularly available. Hence, these securities are classified as Level 1.  Equity securities which are not traded in active markets mainly include corporate investments, fund investments and other equity securities and are classified as
Level 3.
Debt securities
Instrument description: Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).
Valuation: Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy: Government bonds and financial institution bonds are generally traded in active markets.
Where quoted prices are readily and regularly available, they are classified as Level 1. The remaining positions are classified as Level 2 or Level 3 depending on the trading activity and observability of prices. Asset backed securities for which significant valuation uncertainty remains due to limited market observability are classified as Level 3.
Derivatives
Instrument description: Derivative contracts can either be exchange-traded or over the counter (OTC). Derivatives include interest rate derivatives, FX derivatives, credit derivatives, equity derivatives and commodity derivatives.
Valuation: The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of derivatives and the nature of the underlying instruments. The principal techniques used to value these instruments are based on, among others, discounted cash flows, option pricing models and Monte Carlo simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available. For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation and Debit Valuation Adjustments to reflect the credit risk of ING for its counterparty. In addition, for these derivatives ING applies Funding Valuation Adjustment.
Fair value hierarchy: The majority of the derivatives are priced using observable inputs and are classified as Level
2. Derivatives are classified as Level 3 where valuation inputs are unobservable and have a significant impact on the fair value measurement.
Loans and receivables
Instrument description: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value include trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation: The fair value of loans and receivables is generally estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy: Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available, are classified as Level 3.
Financial liabilities at fair value through profit and loss
Instrument description: Financial liabilities at fair value through profit and loss include debt securities and debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option.
Besides that, they include derivative contracts and repurchase agreements.
Valuation: The fair values of securities in the trading portfolio and other liabilities at fair value through profit or loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy: The majority of the derivatives and debt instruments are classified as Level 2. Derivatives and debt instruments for which the input cannot be derived from observable market data are classified as Level 3.
Transfers between Level 1 and 2
No significant transfers between Level 1 and Level 2 were recorded in the reporting period 2026.
In 2025, as a consequence of change in observable inputs, ING recorded for financial assets measured at fair value through profit or loss a EUR 0.3 billion transfer from Level 1 to Level 2 and a EUR 0.4 billion transfer from Level 2 to
Level 1 within debt securities. For financial liabilities measured at fair value through profit or loss, EUR 0.2 billion of trading securities were transferred from Level 2 to Level 1. No other significant transfers between Level 1 and Level
2 were recorded during the 2025 reporting period
Level 3: Valuation techniques and inputs used
Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances.
Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.
Of the total amount of financial assets classified as Level 3 as at 30 June 2026 of EUR 10.9 billion (31 December
2025: EUR 11.7 billion), an amount of EUR 9.8 billion (90.4%) (31 December 2025: EUR 10.1 billion, being 86.2%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets include EUR 0.1 billion (31 December 2025: EUR 0.1 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 0.9 billion (31 December 2025: EUR 1.5 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporate certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level 3 as at 30 June 2026 of EUR 1.1 billion (31 December
2025: EUR 0.8 billion), an amount of EUR 0.9 billion (79.0%) (31 December 2025: EUR 0.6 billion, being 72.7%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities include EUR 0.1 billion (31 December 2025: EUR 0.1 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1 billion (31 December 2025: EUR 0.1 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025			30 June 2026	31 December 2025	30 June 2026	31 December 2025
At fair value through profit or loss
Debt securities	1,883	1,934	9	9	Price based	Price (%)	0%	0%	101%	103%
						Price (price per share)	203	201	392	412
					Present value techniques	Price (%)	90%	n.a.	100%	n.a.
Equity securities	155	187			Price based	Price (price per share)	0	0	2,587	5,475
Loans and advances	1,312	1,978	0	0	Price based	Price (%)	0%	0%	108%	109%
					Present value techniques	Credit spread (bps)	582	120	690	709
						Prepayment rate (%)	2%	2%	2%	2%
(Reverse) repos	6,460	6,563			Present value techniques	Interest rate (%)	n.a.	n.a.	n.a.	n.a.
Structured notes			209	15	Price based	Price (%)	98%	96%	102%	103%
					Option pricing model	Equity volatility (%)	10%	18%	30%	22%
						Equity/Equity correlation	0.6	0.7	0.9	0.8
						Equity/FX correlation	-0.6	-0.6	0.2	0.2
						Dividend yield (%)	0.5%	0.4%	4%	1.9%
					Present value techniques	Price (%)	99%	n.a	100%	n.a
Derivatives
– Rates	638	628	628	670	Option pricing model	Interest rate volatility (bps)	55	45	158	91
					Present value techniques	Reset spread (%)	n.a.	1%	n.a.	1%
– FX	3	2	7	4	Option pricing model	Implied volatility (%)	0.7%	1.7%	37%	42%
– Credit	37	134	124	48	Present value techniques	Credit spread (bps)	9	10	95	88
					Price based	Price (%)	0%	0%	99%	100%
– Equity	13	7	79	46	Option pricing model	Equity volatility (%)	15%	13%	127%	75%
						Equity/Equity correlation	0.0	0.0	1.0	1.0
						Equity/FX correlation	-0.7	-0.7	0.4	0.5
						Dividend yield (%)	0%	0%	43%	51%
– Other	3	2	20	10	Option pricing model	Commodity volatility (%)	16%	20%	84%	76%
						Com/FX correlation	n.a.	-0.25	n.a.	-0.25
					Price based	Price (commodity)	70	66	70	66
At fair value through other comprehensive income
– Loans and advances	25	0			Price based	Price (%)	91%	n.a.	95%	n.a.
– Equity	325	307			Present value techniques	Credit spread (bps)	5.41	5.15	5.41	5.15
						Interest rate (%)	2.5%	2.5%	2.5%	2.5%
						Payout ratio (%)	70%	70%	90%	90%
					Price based	Price (price per share)	126	126	126	126
Total	10,854	11,742	1,076	802
[1] The abbreviation n.a. stands for not applicable or not available.
Level 3: Changes during the period

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	1,114	824	121	68	7,625	5,721	2,576	4,121	307	270	11,742	11,005
Realised gain/loss recognised in the statement of profit or loss during the period [1]	15	247	-1	63	36	211	-250	-798			-199	-278
Revaluation recognised in other comprehensive income during the period [2]									20	8	20	8
Purchase of assets	33	953	0	0	2,343	5,177	565	1,208	12	182	2,953	7,520
Sale of assets	-60	-109	0	0	-1,723	-1,765	0	-1,160	-1	-163	-1,784	-3,197
Maturity/settlement	-142	-128	0	0	-53	-166	-141	-763	0	0	-335	-1,057
Reclassifications	120	0	-120	-1	-242	18	0	0	0	10	-242	28
Transfers into Level 3	4	316	0	0	89	824	0	0	13	0	107	1,139
Transfers out of Level 3	-389	-974	0	-9	-1,011	-2,389	-18	0	0	0	-1,418	-3,372
Exchange rate differences	0	-14	0	0	2	-6	5	-33	-1	0	7	-53
Changes in the composition of the group and other changes	0	0	0	0	2	0	1	0	0	0	3	0
Closing balance	695	1,114	0	121	7,070	7,625	2,738	2,576	350	307	10,854	11,742
[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 199 million (31 December 2025: EUR 280 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
In 2026, transfers out of Level 3 in trading assets primarily involved derivative instruments and securities , as their valuations were no longer significantly impacted by unobservable inputs. In 2025, transfers out of Level 3 within trading assets relate mainly to securities, as their valuations were no longer significantly influenced by unobservable inputs.
In 2025, the transfer into Level 3 trading assets consisted of cross currency swap trades, which were transferred to
Level 3 as a result of the valuation being significantly impacted by unobservable inputs.
In 2026, transfers into Level 3 of financial assets mandatorily at fair value mainly relate to a held-for-sale loan as a result of the valuation being significantly impacted by unobservable inputs. Transfers out of Level 3 mainly relate to (long- term) reverse repurchase transactions, as their valuations were no longer significantly influenced by unobservable inputs.
In 2025, transfers into and out of Level 3 of financial assets mandatorily at fair value mainly relate to (long- term)
reverse repurchase transactions for which the valuation being significantly impacted by unobservable inputs and no longer significantly impacted by unobservable inputs, respectively.
In 2026, the reclassification of financial assets mandatorily at fair value reflects a substantial modification to a financing arrangement, which resulted in a newly recognized asset meeting the SPPI criterion.

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Opening balance as at 1 January	636	637	151	67	15	67	802	770
Realised gain/loss recognised in the statement of profit or loss during the period[1]	102	81	-1	82	-2	-6	99	157
Additions	95	205	0	3	191	11	285	219
Redemptions	-15	-74	-2	0	-10	0	-27	-74
Maturity/settlement	-92	-160	-33	0	-2	-64	-127	-225
Reclassifications	116		-116					0
Transfers into Level 3	39	19	0	0	22	19	61	38
Transfers out of Level 3	-13	-72	0	0	-5	-12	-18	-84
Exchange rate differences	0	-1	0	0	0	0	0	-1
Closing balance	866	636	0	151	209	15	1,076	802
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 99 million
(31 December 2025: EUR 158 million) of unrealised gains and losses recognised in the statement of profit or loss.
In 2026, the transfers into Level 3 mainly consisted of trading liabilities attributed to securities transferred into
Level 3 as a result of the valuation being significantly impacted by unobservable inputs.
In 2025, the transfers out of Level 3 mainly consisted of trading liabilities related to securities transferred out of
Level 3 as a result of the valuation being no longer impacted by significantly unobservable inputs.
Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relate to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice, the upper and lower bounds of the range of alternative input values reflect a level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.
In practice, valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio-level across different product categories. Where the disclosure looks at individual Level 3 inputs, the actual valuation adjustments may also reflect the benefits of portfolio offsets.
This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Equity (equity derivatives, structured notes)	39	20	-23	-12
Interest rates (Rates derivatives, FX derivatives)	1	1	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	4	12	-6	-14
Equity (FV OCI)	2	0	0	0
	46	33	-29	-26
Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025	30 June 2026	31 December 2025
Financial Assets
Loans and advances to banks	30,311	21,204	3,491	3,053			23,007	14,722	3,759	3,366	30,257	21,141
Loans and advances to customers	761,314	727,733	20,308	18,231			14,379	12,782	707,470	678,392	742,158	709,405
Securities at amortised cost	67,985	53,867			60,198	47,722	4,006	2,381	2,813	2,692	67,017	52,796
	859,610	802,804	23,799	21,284	60,198	47,722	41,393	29,885	714,042	684,450	839,432	783,342

Financial liabilities
Deposits from banks	31,687	18,517	8,639	5,401			19,245	9,162	3,553	3,745	31,437	18,308
Customer deposits	773,291	721,373	642,155	620,999			112,052	82,665	18,834	17,433	773,040	721,097
Debt securities in issue	166,011	151,231			88,219	84,506	73,469	64,028	5,517	3,857	167,205	152,391
Subordinated loans	19,068	18,100			19,350	18,368	352	354			19,701	18,722
	990,057	909,221	650,794	626,401	107,568	102,874	205,118	156,208	27,904	25,035	991,384	910,519
1 In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.
The aggregation of the fair values presented above does not represent, and should not be construed as representing, the underlying value of ING Group. These fair values were calculated for disclosure purposes only.
The carrying amount of financial instruments presented in the above table includes, when applicable, the fair value hedge adjustment.
Loans and advances to banks
For short-term receivables from banks, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term receivables from banks is estimated by discounting expected future cash flows using a discount rate based on specific available market data, such as interest rates and appropriate spreads, that reflects current credit risk or quoted bonds.
Loans and advances to customers
For short-term loans, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-
term loans is estimated by discounting expected future cash flows using a discount rate that reflects current credit risk, current interest rates, and other current market conditions where applicable. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.
Securities at amortised cost
Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Deposits from banks
For short-term payables to banks, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term payables to banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflect ING’s own credit risk.
Customer deposits
There is an embedded value in our on-demand deposits. However, for the purpose of this disclosure, and in accordance with IFRS, the fair value of deposits with an immediate on demand feature approximates the carrying amount.
The fair value of deposits with fixed contractual terms has been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.
Debt securities in issue
The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.
Subordinated loans
The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments.